Business combinations - Summary of Preliminary Details of the Purchase Consideration (Detail) - Tom Ford International LLC € in Thousands	Apr. 28, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration paid for 85% of TFI	€ 91,259
Fair value of the previously equity interests held	21,505
Settlement of pre-existing intercompany balances	5,949
Total consideration	€ 118,713